Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document And Entity Information
Document Type	6-K
Document Period End Date	Jun. 30, 2021
Entity File Number	001-38866
Amendment Flag	false
Entity Registrant Name	TUFIN SOFTWARE TECHNOLOGIES LTD.
Entity Central Index Key	0001757399
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Entity Address, Address Line One	5 HaShalom Road
Entity Address, Address Line Two	ToHa Tower
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6789205
Entity Address, Country	IL